BORROWINGS (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of detailed information about borrowings [abstract]
Summary of corporate borrowings
The composition of non-recourse borrowings is presented in the following table:

	June 30, 2024				December 31, 2023
	Weighted-average				Weighted-average
(MILLIONS EXCEPT AS NOTED)	Interest rate (%)	Term (years)(3)	Carrying value	Estimated fair value	Interest rate (%)	Term (years)	Carrying value	Estimated fair value
Non-recourse borrowings(1)(2)
Hydroelectric	8.4	6	$7,221	$7,154	8.9	7	$7,413	$7,451
Wind	6.2	8	2,493	2,395	6.2	7	3,260	3,249
Utility-scale solar	5.8	12	3,755	3,625	6.0	12	4,808	4,820
Distributed energy & sustainable solutions	5.5	9	767	726	5.3	10	736	723
Total	7.1	8	$14,236	$13,900	7.3	9	$16,217	$16,243
Add: Unamortized premiums(3)			13				(77)
Less: Unamortized financing fees(3)			(75)				(68)
Less: Current portion			(1,334)				(1,891)
			$12,840				$14,181
(1)Includes $7 million (2023: $149 million) borrowed under a subscription facility of a Brookfield sponsored private fund.
(2)Includes $14 million (2023: $14 million) outstanding to an associate of Brookfield. Refer to Note 18 - Related party transactions for more details.
(3)Unamortized premiums and unamortized financing fees are amortized over the terms of the borrowing.

Summary of borrowings
The following table outlines changes in the company's borrowings as at June 30, 2024:

(MILLIONS)	As at December 31, 2023	Net cash flows from financing activities	Non-cash
			Transfer to Held for sale	Other(1)(2)	As at June 30, 2024
Non-recourse borrowings	$16,072	99	(42)	(1,955)	$14,174
(1)Includes foreign exchange and amortization of unamortized premium and financing fees.
(2)Includes $1,507 million transferred to a subsidiary of Brookfield Renewable. Refer to Note 18 - Related party transactions for more details.